SUBSEQUENT EVENT (Details Narrative)													3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 24, 2024 USD ($) $ / shares shares	Aug. 13, 2024 USD ($) shares	Jun. 19, 2024 $ / shares shares	Jun. 06, 2024 USD ($) $ / shares shares	May 09, 2024 USD ($) shares	Apr. 24, 2024 USD ($)	Apr. 11, 2024 USD ($)	Mar. 20, 2024 USD ($) $ / shares shares	Mar. 14, 2024 USD ($)	Mar. 14, 2024 SGD ($)	Jan. 09, 2024 USD ($) $ / shares shares	Sep. 09, 2022 shares	Mar. 31, 2024 shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Nov. 30, 2023 USD ($) $ / shares	Nov. 30, 2022 USD ($) $ / shares shares	Nov. 25, 2024 $ / shares shares	Apr. 25, 2024	Feb. 20, 2024 USD ($)	Feb. 20, 2024 SGD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Mar. 21, 2022 USD ($)	Mar. 21, 2022 SGD ($)	Jun. 10, 2021 USD ($)	Jun. 10, 2021 SGD ($)
Purchase price, per share | $ / shares														$ 10.00
Conversion of stock shares converted												2,156,250
common stock per share | $ / shares														$ 0.0001								$ 0.001	$ 0.001
Payment for settlement | $																$ 33,475	$ 211,153
Retained settlement already paid | $															$ 9,137
Value of subscription shares issued | $																	$ 86,250,000
Line of credit from alset. inc | $						$ 1,000,000
Issuance of Shares at Initial Public Offering, shares												909,875
Common Stock [Member]
Stock issued during period, shares, acquisitions													13,433,858
Sharing Services Global Corp [Member]
Aggregate purchase price | $								$ 250,000
Convertible Debt | $		$ 100,000		$ 250,000	$ 250,000			$ 250,000
Debt conversion, shares		50,000,000		2,500,000,000	125,000,000			208,333,333
Commitment fee percentage		8.00%		8.00%	8.00%
Debt Instrument, Face Amount | $		$ 8,000		$ 20,000	$ 20,000
Convertible Promissory Note [Member] | Sharing Services Global Corporation [Member]
common stock per share | $ / shares								$ 0.0012
Convertible Promissory Note, shares								208,333,333
Stock purchase price | $								$ 250,000
Warrant exercisable								208,333,333
Common Class A [Member]
common stock per share | $ / shares														$ 0.0001		$ 0.0001	$ 0.0001
Stock redeemed or called during period, shares											1,942,108
Common Class A [Member] | Common Stock [Member]
Stock redeemed or called during period, shares																	(8,625,000)
Value of subscription shares issued | $																	$ 863
Issuance of Shares at Initial Public Offering, shares																	8,625,000
Common Class B [Member]
common stock per share | $ / shares														$ 0.0001		$ 0.0001	$ 0.0001
Common Class B [Member] | Common Stock [Member]
Value of subscription shares issued | $
Ketomei Pte. Ltd [Member]
Ownership, rate																				38.41%	38.41%			28.00%	28.00%
Amount lent																								$ 258,186	$ 350,000	$ 75,525	$ 100,000
Health Wealth Happiness Pte Ltd [Member]
Ownership, rate																			19.00%
Mr. Chan [Member]
Ownership, rate																			11.00%
Subsequent Event [Member]
Stock redeemed or called during period, shares											1,942,108
Redemption price | $ / shares											$ 10.66
Convertible Promissory Note, shares											909,875
Subsequent Event [Member] | Debt Conversion Agreements [Member]
Debt conversion price per share | $ / shares	$ 0.63
Issuance of Shares at Initial Public Offering, shares	6,034,537
Issued and outstanding shares percentage	37.20%
Subsequent Event [Member] | Alset Inc [Member] | Debt Conversion Agreements [Member]
Debt conversion, shares	476,190
Debt conversion, value | $	$ 300,000
Subsequent Event [Member] | Alset Inc [Member] | Debt Conversion Agreements [Member] | Common Stock [Member]
Debt conversion, shares	5,558,347
Debt conversion, value | $	$ 3,501,759
Subsequent Event [Member] | Convertible Promissory Note [Member] | Sharing Services Global Corporation [Member]
Convertible Promissory Note, shares		50,000,000
Stock purchase price | $		$ 100,000		$ 250,000
Debt conversion, shares				2,500,000,000
Bearing percentage		8.00%		8.00%
Commitment fee percentage		8.00%		8.00%
Debt Instrument, Face Amount | $				$ 20,000
Subsequent Event [Member] | Common Class A [Member]
common stock per share | $ / shares											$ 0.0001
Subsequent Event [Member] | Common Class B [Member]
common stock per share | $ / shares											$ 0.0001
Subsequent Event [Member] | Ketomei Pte. Ltd [Member]
Ownership, rate																				38.41%	38.41%
Amount lent																				$ 312,064	$ 420,000
Debt interest rate																				55.65%	55.65%
Subsequent Event [Member] | Health Wealth Happiness Pte Ltd [Member]
Ownership, rate																			19.00%
Subsequent Event [Member] | Mr. Chan [Member]
Ownership, rate																			11.00%
Subsequent Event [Member] | Mr. Chen [Member]
Ownership, rate																			70.00%
Stock Purchase Agreement [Member] | Subsequent Event [Member]
Purchase price, shares																		4,411,764
Purchase price, per share | $ / shares																		$ 0.68
Stock Purchase Agreement [Member] | Subsequent Event [Member] | Alset Inc [Member]
Ownership, rate																		88.80%
Merger Agreement [Member] | Common Class A [Member]
Conversion of stock shares converted												12,500,000
Satisfaction Agreement [Member] | Subsequent Event [Member]
Cash payment | $											$ 325,000
Stock issued during period, shares, acquisitions											149,443
Promissory note | $											$ 1,184,375
Settlement Agreement [Member] | Subsequent Event [Member] | Meteora [Member]
Payment for settlement | $							$ 200,000
Retained settlement already paid | $							$ 100,000
Subscription Agreement [Member] | Subsequent Event [Member]
Value of subscription shares issued									$ 19,000	$ 19,000
Credit Facility Agreement [Member]
Line of credit from alset. inc | $						$ 1,000,000
Line of credit interest percentage						3.00%
Credit Facility Agreement [Member] | Subsequent Event [Member]
Line of credit from alset. inc | $						$ 1,000,000
Line of credit interest percentage						3.00%
Securities Purchase Agreement [Member] | Sharing Services Global Corp [Member]
Debt conversion, shares			125,000,000	2,500,000,000
Debt conversion price per share | $ / shares			$ 0.002	$ 0.0001
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Conversion of stock shares converted					125,000,000
Convertible Debt | $					$ 250,000
Debt Conversion, Original Debt, Interest Rate of Debt					8.00%
Debt Instrument, Maturity Date, Description					three years
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Sharing Services Global Corp [Member]
Debt conversion, shares			125,000,000	2,500,000,000
Debt conversion price per share | $ / shares			$ 0.002	$ 0.0001